Business Combinations (Details Textual) $ / shares in Units, $ in Thousands		7 Months Ended	12 Months Ended			24 Months Ended
	Jun. 01, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Bargain purchase gain			$ 35,808	$ 0	$ 0
Revenue of since acquisition			(96,833)	(263,397)
Loss since acquisition		$ 5,049	6,249	$ 47,135
Merger with Fuel Systems Solutions, Inc.
Business Acquisition [Line Items]
Common shares issued for each share held in Fuel Systems	2.4755
Business acquisition, shares issued (in shares) | shares	44,882,782
Business acquisition, shares issued (in USD per share) | $ / shares	$ 2.20
Purchase price	$ 99,397		99,397
Fair value of common shares issued	98,742
Fair value of restricted stock unit compensation assumed	655
Business Combination, Acquisition Related Costs						$ 9,890
Bargain purchase gain	42,862		35,808
Accounts receivable	42,165	42,954	42,954			42,954
Inventory	72,734	73,560	73,560			73,560
Property, plant and equipment	37,192	37,792	37,792			37,792
Intangible assets	4,240	4,240	$ 4,240			4,240
Finite-lived intangible asset, useful life			10 years
Accounts payable and accrued liabilities	$ 58,401	63,706	$ 63,706			$ 63,706
Settlement			1,305
Revenue of since acquisition		$ (132,850)
Merger with Fuel Systems Solutions, Inc. | Settled litigation
Business Acquisition [Line Items]
Settlement			$ 4,000
Merger with Fuel Systems Solutions, Inc. | Restricted Stock Units (RSUs)
Business Acquisition [Line Items]
Restricted stock units issued in merger (in shares) | shares	653,532